Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

TPG RE Finance Trust, Inc. 888 Seventh Avenue, 35th Floor New York, New York 10106

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by TPG RE Finance Trust, Inc. (the “Company”) and Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Morgan Stanley & Co. LLC, J.P. Morgan Securities LLC, Barclays Capital Inc. and BofA Securities, Inc. (collectively, the “Other Specified Parties” and together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of securities by TRTX 2021-FL4 Issuer, Ltd. and TRTX 2021-FL4 Co-Issuer, LLC.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 15, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 18 mortgage interests secured by 92 mortgaged properties (collectively, the “Collateral Interests”).

From February 16, 2021 through March 15, 2021, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of Deloitte Touche Tohmatsu Limited

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) existence or ownership of the Collateral Interests or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 15, 2021

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, interest rate cap agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwriting Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);
•	Property management agreement (the “Property Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”);
•	Minimum return model (the “Minimum Return Model”) and
•	Interest Rate Cap Agreement (the “Interest Rate Cap Agreement”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	Loan Agreement
3	Property Name	None – Company Provided
4	Property Address	Appraisal Report/Property Condition Report
5	Property City	Appraisal Report/Property Condition Report
6	Property State	Appraisal Report/Property Condition Report
7	Property Zip Code	Appraisal Report/Property Condition Report
8	Property County	Appraisal Report/Property Condition Report
9	Year Built	Appraisal Report/Property Condition Report
10	Year Renovated	Appraisal Report/Property Condition Report
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No of Units	Rent Roll/Appraisal Report
14	Unit of Measure	Rent Roll/Appraisal Report
15	Occupancy %	Rent Roll/Appraisal Report
16	Occupancy Source Date	Rent Roll/Appraisal Report
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
18	Assumed Loan (Y/N)	None – Company Provided
19	Borrower Name	Loan Agreement
20	Principals (Individuals)	Loan Agreement
21	Related Borrower (Y/N)	None – Company Provided
22	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
23	Annual Debt Service Payment (P&I)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
25	Commitment Original Balance ($)	Loan Agreement [1]
26	Initial Funded Amount ($)	Loan Agreement [2]
27	Future Funding Trigger / Requirements	Loan Agreement
28	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
29	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
30	Percentage of Future Funding	Refer to Calculation Procedures below
31	Percentage of UPB	Refer to Calculation Procedures below
32	Cut-off Date Contributed Balance	Servicer Report
33	Mortgage Loan % of Cut-off Date Contributed Balance	Refer to Calculation Procedures below
34	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
35	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
36	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
37	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
38	Note Date	Loan Agreement
39	First Payment Date	Loan Agreement

1 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Original Balance ($) for each related mortgaged property is equal to the product of (a) the Committed Original Balance ($) for the related Collateral Interest and (b) the related Allocable Share. “Allocable Share” shall equal the quotient of (i) the allocated loan amount of each related mortgaged property (as set forth on the Loan Agreement) and (ii) the aggregate allocated loan amount for such Collateral Interest.

2 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Initial Funded Amount ($) for each related mortgaged property is equal to the product of (a) the Initial Funded Amount ($) for the related Collateral Interest and (b) the related Allocable Share.

Count	Characteristic	Source Document
40	Initial Maturity Date	Loan Agreement
41	Fully Extended Maturity Date	Loan Agreement
42	Initial Loan Term (Original)	Refer to Calculation Procedures below
43	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
44	Cut-off Date Seasoning	Refer to Calculation Procedures below
45	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
46	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
47	Extension Options	Loan Agreement
48	Extension Options Description	Loan Agreement
49	1st Extension Option Description	Loan Agreement
50	2nd Extension Option Description	Loan Agreement
51	3rd Extension Option Description	Loan Agreement
52	4th Extension Option Description	Loan Agreement
53	5th Extension Option Description	Loan Agreement
54	First Extension Period (Months)	Loan Agreement
55	First Extension Fee %	Loan Agreement
56	First Extension Fee ($)	Refer to Calculation Procedures below
57	First Extension Floor	Loan Agreement
58	First Extension Cap	Loan Agreement
59	Second Extension Period (Months)	Loan Agreement
60	Second Extension Fee %	Loan Agreement
61	Second Extension Fee ($)	Refer to Calculation Procedures below
62	Second Extension Floor	Loan Agreement
63	Second Extension Cap	Loan Agreement
64	Third Extension Period (Months)	Loan Agreement
65	Third Extension Fee %	Loan Agreement
66	Third Extension Fee ($)	Refer to Calculation Procedures below
67	Third Extension Floor	Loan Agreement
68	Third Extension Cap	Loan Agreement
69	Fourth Extension Period (Months)	Not Applicable
70	Fourth Extension Fee %	Not Applicable
71	Fourth Extension Fee ($)	Not Applicable
72	Fourth Extension Floor	Not Applicable
73	Fourth Extension Cap	Not Applicable
74	Fifth Extension Period (Months)	Not Applicable
75	Fifth Extension Fee %	Not Applicable
76	Fifth Extension Fee ($)	Not Applicable
77	Fifth Extension Floor	Not Applicable
78	Fifth Extension Cap	Not Applicable
79	Exit Fee %	Loan Agreement
80	Exit Fee ($)	Refer to Calculation Procedures below
81	Exit Fee Balance	Loan Agreement
82	Rate Type	Loan Agreement
83	Index for Floating Rate	Loan Agreement
84	Fully Funded Mortgage Loan Margin %	Loan Agreement
85	Rounding Factor	Loan Agreement
86	Time of Rounding (Before Spread, After Spread)	Loan Agreement
87	Rounding Direction	Loan Agreement
88	Lookback Period	Loan Agreement

Count	Characteristic	Source Document
89	LIBOR Floor %	Loan Agreement
90	Mortgage Rate Floor	Loan Agreement
91	LIBOR Cap Strike Price %	Loan Agreement
92	Mortgage Rate Cap	Loan Agreement
93	LIBOR Cap Provider	Loan Agreement
94	LIBOR Cap Provider Rating	Ratings Screenshots
95	LIBOR Cap Expiration Date	Interest Rate Cap Agreement
96	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
97	B Note / Mezz Loan %	Refer to Calculation Procedures below
98	Interest Accrual Basis	Loan Agreement
99	Interest Rate Change	Loan Agreement
100	Interest Rate Change Amount	Loan Agreement
101	Interest Rate Change Trigger	Loan Agreement
102	Grace Period Default (Days)	Loan Agreement
103	Grace Period Late (Days)	Loan Agreement
104	Grace Period Balloon (Days)	Loan Agreement
105	Original Prepayment Provision	Loan Agreement/Minimum Return Model
106	Remaining Prepayment Provision	Loan Agreement/Minimum Return Model
107	Original Yield Maintenance or Minimum Interest Term	Loan Agreement/Minimum Return Model
108	Rate for Prepayment Protection	Loan Agreement
109	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
110	Partial Release and/or Prepayment Description	Loan Agreement
111	IO Number of Months through Initial Term	Loan Agreement
112	IO Number of Months through Fully Extended Loan Term	Loan Agreement
113	Amortization Type	Loan Agreement
114	Amortization Style	Loan Agreement
115	Amort Number of Months	Loan Agreement
116	Amortization Rate	Loan Agreement
117	Amortization Rate Mechanics	Loan Agreement
118	Amortization Basis	Loan Agreement
119	Amortization Type During Initial Term	Loan Agreement
120	Amortization Type During Extensions	Loan Agreement
121	Appraisal Valuation Date	Appraisal Report
122	As-Is Appraised Value	Appraisal Report
123	Stabilized Appraised Value	Appraisal Report
124	Appraisal Anticipated Stabilization Date	Appraisal Report
125	USPAP Appraisal (Y/N)	Appraisal Report
126	FIRREA Appraisal (Y/N)	Appraisal Report
127	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
128	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
129	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
130	Third Most Recent As Of Date	Underwriting Model
131	Third Most Recent Actual Revenues	Underwriting Model
132	Third Most Recent Actual Expenses	Underwriting Model
133	Third Most Recent Actual NOI	Underwriting Model
134	Third Most Recent Actual NCF	Underwriting Model
135	Second Most Recent As Of Date	Underwriting Model

Count	Characteristic	Source Document
136	Second Most Recent Actual Revenues	Underwriting Model
137	Second Most Recent Actual Expenses	Underwriting Model
138	Second Most Recent Actual NOI	Underwriting Model
139	Second Most Recent Actual NCF	Underwriting Model
140	Most Recent As Of Date	Underwriting Model
141	Most Recent Actual Revenues	Underwriting Model
142	Most Recent Actual Expenses	Underwriting Model
143	Most Recent Actual NOI	Underwriting Model
144	Most Recent Actual NCF	Underwriting Model
145	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
146	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
147	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
148	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
149	Underwritten Occupancy %	Underwriting Model
150	Underwritten Revenues	Underwriting Model
151	Underwritten Expenses	Underwriting Model
152	Underwritten NOI	Underwriting Model
153	Underwritten Reserves	Underwriting Model
154	Underwritten NCF	Underwriting Model
155	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
156	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
157	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
158	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
159	Underwritten Stabilized Occupancy %	Underwriting Model
160	Underwritten Stabilized Revenues	Underwriting Model
161	Underwritten Stabilized Expenses	Underwriting Model
162	Underwritten Stabilized NOI	Underwriting Model
163	Underwritten Stabilized Reserves	Underwriting Model
164	Underwritten Stabilized NCF	Underwriting Model
165	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
167	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
168	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
169	Appraisal Stabilized Occupancy %	Appraisal Report/Underwriting Model
170	Appraisal Stabilized Revenues	Appraisal Report/Underwriting Model
171	Appraisal Stabilized Expenses	Appraisal Report/Underwriting Model
172	Appraisal Stabilized NOI	Appraisal Report/Underwriting Model
173	Appraisal Stabilized Reserves	Appraisal Report/Underwriting Model
174	Appraisal Stabilized NCF	Appraisal Report/Underwriting Model
175	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below

Count	Characteristic	Source Document
176	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
177	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
178	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
179	Loan Cross Portfolio Name	None – Company Provided
180	Lien Position	Title Policy
181	Full Recourse (Y/N/Partial)	Guaranty
182	Recourse Provisions	Guaranty
183	Recourse Carveout Guarantor	Loan Agreement/Guaranty
184	Title Vesting (Fee/Leasehold/Both)	Title Policy
185	Ground Lease Payment (Annual)	Ground Lease
186	Ground Lease Initial Expiration Date	Ground Lease
187	Ground Lease Extension (Y/N)	Ground Lease
188	# of Ground Lease Extension Options	Ground Lease
189	Ground Lease Expiration Date with Extension	Ground Lease
190	Type of Lockbox	Loan Agreement/CMA
191	Cash Management (Springing/In-place)	Loan Agreement/CMA
192	Lockbox Trigger Event	Loan Agreement/CMA
193	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
194	Environmental Escrow (Cut-off Date)	Servicer Report
195	Tax Escrow (Cut-off Date)	Servicer Report
196	Tax Escrow (Monthly)	Servicer Report
197	Springing Tax Escrow Description	Loan Agreement/Servicer Report
198	Insurance Escrow (Cut-off Date)	Servicer Report
199	Insurance Escrow (Monthly)	Servicer Report
200	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
201	Replacement Reserve (Cut-off Date)	Servicer Report
202	Replacement Reserve (Monthly)	Servicer Report
203	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
204	TI/LC Reserve (Cut-off Date)	Servicer Report
205	Monthly TI/LC Reserve ($)	Servicer Report
206	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
207	Cut-off Other Reserve 1 ($)	Servicer Report
208	Other Escrow 1 (Monthly)	Servicer Report
209	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
210	Cut-off Other Reserve 2 ($)	Servicer Report
211	Other Escrow 2 (Monthly)	Servicer Report
212	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
213	Engineering Report Date	Property Condition Report
214	Environmental Report Date (Phase I)	ESA Phase I Report
215	Environmental Report Date (Phase II)	ESA Phase II Report
216	Environmental Insurance (Y/N)	Insurance Certificate
217	Seismic Report Date	Seismic Report
218	Seismic PML %	Seismic Report
219	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
220	Single-Tenant (Y/N)	Rent Roll

Count	Characteristic	Source Document
221	Property Manager	Loan Agreement/Property Management Agreement
222	TIC (Y/N)	Loan Agreement
223	Max Number of TICs	Loan Agreement
224	Single Purpose Borrower (Y/N)	Loan Agreement
225	Independent Director (Y/N)	Loan Agreement
226	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
227	DST (Y/N)	Loan Agreement
228	IDOT (Y/N)	Loan Agreement
229	Largest Tenant Name	Rent Roll
230	Largest Tenant SqFt	Rent Roll
231	Largest Tenant Exp Date	Rent Roll
232	2nd Largest Tenant Name	Rent Roll
233	2nd Largest Tenant SqFt	Rent Roll
234	2nd Largest Tenant Exp Date	Rent Roll
235	3rd Largest Tenant Name	Rent Roll
236	3rd Largest Tenant SqFt	Rent Roll
237	3rd Largest Tenant Exp Date	Rent Roll
238	4th Largest Tenant Name	Rent Roll
239	4th Largest Tenant Sqft	Rent Roll
240	4th Largest Tenant Exp Date	Rent Roll
241	5th Largest Tenant Name	Rent Roll
242	5th Largest Tenant Sqft	Rent Roll
243	5th Largest Tenant Exp Date	Rent Roll
244	Senior Debt Amount	Not Applicable
245	Senior Debt Holder	Not Applicable
246	Senior Debt Rate	Not Applicable
247	Floor	Not Applicable
248	Maturity	Not Applicable
249	Amort	Not Applicable
250	Administrative Fee Rate	Not Applicable
251	Net Mortgage Rate	Not Applicable
252	In-place Senior Debt Service	Not Applicable
253	As Stabilized Senior Debt Service	Not Applicable
254	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
255	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report
256	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
257	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
258	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
259	Permitted Future Debt (Y/N)	Loan Agreement
260	Type	Loan Agreement
261	Comments	Not Applicable
262	Subordinate Debt (Y/N)	Mezzanine Loan Document
263	Subordinate Debt Type (B-Note/Mezz)	Mezzanine Loan Document
264	Subordinate Debt Interest Rate	Mezzanine Loan Document
265	Subordinate Debt Fixed Amortization	Mezzanine Loan Document
266	Cut-off Other Reserve 3 ($)	Servicer Report
267	Other Escrow 3 (Monthly)	Servicer Report
268	Other (Springing) Escrow Reserve 3 Description	Loan Agreement/Servicer Report

Count	Characteristic	Source Document
269	Cut-off Other Reserve 4 ($)	Servicer Report
270	Other Escrow 4 (Monthly)	Servicer Report
271	Other (Springing) Escrow Reserve 4 Description	Loan Agreement/Servicer Report
272	Cut-off Other Reserve 5 ($)	Servicer Report
273	Other Escrow 5 (Monthly)	Servicer Report
274	Other (Springing) Escrow Reserve 5 Description	Loan Agreement/Servicer Report
275	Cut-off Other Reserve 6 ($)	Servicer Report
276	Other Escrow 6 (Monthly)	Servicer Report
277	Other (Springing) Escrow Reserve 6 Description	Loan Agreement/Servicer Report

Calculation Procedures

With respect to Characteristic 22, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (P&I) by using Mortgage Loan Cut-off Date Balance ($), Fully Funded Mortgage Loan Rate % and Amort Number of Months. This procedure was not performed for those Collateral Interests with an “Amortization Type During Initial Term” of “Interest Only; Balloon.”

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 28, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 30, we recomputed the Percentage of Future Funding by dividing each respective Collateral Interest’s Cut-off Date Future Funding Remaining Balance ($) by the sum of the loan level Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 31, we recomputed the Percentage of UPB by dividing each respective Collateral Interest’s Mortgage Loan Cut-off Date Balance ($) by the sum of the loan level Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 33, we recomputed the Mortgage Loan % of Cut-off Date Contributed Balance by dividing the Cut-off Date Contributed Balance by the sum of the Cut-off Date Contributed Balances of all the Collateral Interests.

With respect to Characteristic 34, we set the Mortgage Loan Balloon Payment ($) equal to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 35, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 36, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii)

Mortgage Loan Cut-off Date Balance ($) by (b) No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 37, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 42, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 43, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 44, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in Cut-off Date.

With respect to Characteristic 45, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 46, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 56, we recomputed the First Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the First Extension Fee %, as applicable.

With respect to Characteristic 61, we recomputed the Second Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Second Extension Fee %, as applicable.

With respect to Characteristic 66, we recomputed the Third Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Third Extension Fee %, as applicable.

With respect to Characteristic 80, we recomputed the Exit Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Exit Fee %, as applicable.

With respect to Characteristic 96, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of the (i) LIBOR Floor % and (ii) “Assumed LIBOR” of 0.10325% (as stipulated by representatives of the Company) and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 97, we recomputed the B Note / Mezz Loan % by dividing the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by the sum of (i) Commitment Original Balance ($) and (ii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($). This procedure was performed for only those Collateral Interests with Subordinate Debt and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the B Note / Mezz Loan % for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 127, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 128, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) Stabilized Appraised Value, if any, or else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 129, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment ($) by the Stabilized Appraised Value, if any, or else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 145, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). This procedure was only performed for those Collateral Interests with a Most Recent Actual NOI and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 146, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). This procedure was only performed for those Collateral Interests with a Most Recent Actual NCF and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 147, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Most Recent Actual NOI and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 148, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Most Recent Actual NCF and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 155, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Morehouse Campus,” “45-75 Morrissey Boulevard,” “575 Fifth Avenue,” “The Maimonides Portfolio” and “Westin Charlotte” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 156, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the (a) Annual Debt Service Payment (IO) or, (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Morehouse Campus,” “45-75 Morrissey Boulevard,” “575 Fifth Avenue,” “The Maimonides Portfolio” and “Westin Charlotte”,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 157, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 158, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the sum of (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interest identified on the Data File as “45-75 Morrissey Boulevard,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for the Collateral Interest is equal to 1.00.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interest identified on the Data File as “45-75 Morrissey Boulevard,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for the Collateral Interest is equal to 1.00.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of (a) the Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the

Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 168, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 254, we recomputed the Cut-off Date Total Debt Balance as the sum of the Mortgage Loan Cut-off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($), if any.

With respect to Characteristic 256, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the Cut-off Date Total Debt Balance by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt As-Is LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 257, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) as the sum of the Annual Debt Service Payment (IO) and the product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Bal ($), (ii) the mezzanine debt interest rate (as derived from the Mezzanine Loan Document) and (iii) a fraction equal to 365/360. This procedure was only performed for those Collateral Interests with mezzanine debt (each as ascertained from the Loan Agreement).

With respect to Characteristic 258, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt UW NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “1500 Spring Garden Street,” “Morehouse Campus,” “45-75 Morrissey Boulevard,” “575 Fifth Avenue,” “The Maimonides Portfolio” and “Westin Charlotte”,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00.